Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2024
Fidelity Freedom Blend 2025 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	14.27%
Past 5 years	7.45%
Since Inception	5.38%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.27%

[1]	A From August 31, 2018 .